Investments (Maturities of Available-For-Sale Debt Securities Included in Investments) (Detail) ¥ in Millions	Dec. 31, 2016 JPY (¥)
Cost
Due after five years	¥ 320
Available-for-sale Debt Securities, Amortized Cost Basis	320
Fair value
Due after five years	498
Available-for-sale Securities, Debt Securities	¥ 498